Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MainGate Trust
Entity Central Index Key	0001505064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class A
Trading Symbol	AMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MainGate MLP Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	1.73%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.73%
Updated Performance Information Location [Text Block]	Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Net Assets	$ 763,716,377
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$763,716,377
Number of Holdings	18
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 Issuers	(%)
Western Midstream Partners, L.P.	13.4%
Targa Resources Corp.	13.2%
Energy Transfer, L.P.	12.0%
MPLX, L.P.	11.9%
EnLink Midstream, LLC	9.7%
Enterprise Products Partners, L.P.	8.2%
ONEOK, Inc.	7.1%
Plains GP Holdings, L.P.	5.9%
Plains All American Pipeline, L.P.	3.9%
Cheniere Energy, Inc.	3.7%

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature
Class C
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class C
Trading Symbol	MLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MainGate MLP Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.48%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.48%
Updated Performance Information Location [Text Block]	Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Net Assets	$ 763,716,377
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$763,716,377
Number of Holdings	18
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 Issuers	(%)
Western Midstream Partners, L.P.	13.4%
Targa Resources Corp.	13.2%
Energy Transfer, L.P.	12.0%
MPLX, L.P.	11.9%
EnLink Midstream, LLC	9.7%
Enterprise Products Partners, L.P.	8.2%
ONEOK, Inc.	7.1%
Plains GP Holdings, L.P.	5.9%
Plains All American Pipeline, L.P.	3.9%
Cheniere Energy, Inc.	3.7%

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature
Class I
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class I
Trading Symbol	IMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MainGate MLP Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.48%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
Updated Performance Information Location [Text Block]	Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Net Assets	$ 763,716,377
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$763,716,377
Number of Holdings	18
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 Issuers	(%)
Western Midstream Partners, L.P.	13.4%
Targa Resources Corp.	13.2%
Energy Transfer, L.P.	12.0%
MPLX, L.P.	11.9%
EnLink Midstream, LLC	9.7%
Enterprise Products Partners, L.P.	8.2%
ONEOK, Inc.	7.1%
Plains GP Holdings, L.P.	5.9%
Plains All American Pipeline, L.P.	3.9%
Cheniere Energy, Inc.	3.7%

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature